Other non-operating income / expenses - Schedule of Components of Other Non-Operating Income / Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Other non-operating income
Income from structured financing	€ 5		€ 17		€ 0
Fair value increases on financial assets	3	[1]	5	[1]	0
Total	8		22		0
Other non-operating expenses
Fair value losses on other financial assets	(15)	[1]	(1)	[1]	0
Total	€ (15)		€ (1)		€ 0

[1]	Represents fair value increases/ losses on assets included as part of ‘Other financial assets’ in the consolidated statement of financial position and required to be measured at fair value